INVENTORIES, NET (Tables)	12 Months Ended
Dec. 31, 2025
Inventory Disclosure [Abstract]
SCHEDULE OF INVENTORIES	Inventories, net consisted of the followings:
	As of December 31,
	2024	2025
	RMB	RMB
Finished goods	80,853	105,315
Raw materials	31,472	21,564
Inventories, net	112,325	126,879